Annual Operating Expenses {- Fidelity International Value Fund} - 10.31 Fidelity International Value Fund Retail PRO-07 - Fidelity International Value Fund - Fidelity International Value Fund	Dec. 30, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.76%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	1.01%